Offerings	May 09, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 49,262,940.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,542.16
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 450,737,060.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-264946
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 56,750.08
Offering Note	The $450,737,060 of unsold securities were carried forward from the registrant's registration statement on Form S-3 (No. 333-264946), filed with the Securities and Exchange Commission (the "SEC") on May 13, 2022, and the related prospectus supplement filed with the SEC on May 13, 2022, pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended. In connection with the registration of these securities, a registration fee of $56,750.08 was previously paid, which registration fee will continue to be applied to these securities.